Commitments and Contingencies	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 22.	Commitments and Contingencies

(a)
As of December 31, 2015 and 2016 the Company had entered into several contracts for the acquisition of equipment and computer software. Total contract prices amounted to $5,355 thousand and $5,153 thousand, respectively. As of December 31, 2015 and 2016, the remaining commitments were $4,086 thousand and $3,760 thousand, respectively.

(b)
The Company leases certain offices and buildings pursuant to operating lease arrangements with third parties. The lease arrangement will expire gradually from 2017 to 2024. As of December 31, 2015 and 2016, deposits paid amounted to $1,256 thousand and $1,091 thousand, respectively, and were recorded as refundable deposit in the consolidated balance sheets.

As of December 31, 2016, future minimum lease payments under noncancelable operating leases are as follows:

Duration	Amount
(in thousands)

January 1, 2017~December 31, 2017	$1,623
January 1, 2018~December 31, 2018	620
January 1, 2019~December 31, 2019	336
January 1, 2020~December 31, 2020	193
January 1, 2021~December 31, 2021	169
January 1, 2022~December 31, 2024	388
$3,329

Rental expense for operating leases with third parties amounted to $2,126 thousand, $2,082 thousand and $2,148 thousand in 2014, 2015 and 2016, respectively.

(c)
The Company entered into several sales agent agreements. Based on these agreements, the Company shall pay commissions at the rates ranging from 0.5% to 2% of the sales to customers in the specific territory or referred by agents as stipulated in these agreements.

(d)
The Company from time to time is subject to claims regarding the proprietary use of certain technologies. Currently, management is not aware of any such claims that it believes could have a material adverse effect on the Company’s financial position or results of operations.

(e)
Since Himax Taiwan is not a listed company, it will depend on Himax Technologies, Inc. to meet its equity financing requirements in the future. Any capital contribution by Himax Technologies, Inc. to Himax Taiwan may require the approval of the relevant ROC authorities. The Company may not be able to obtain any such approval in the future in a timely manner, or at all. If Himax Taiwan is unable to receive the equity financing it requires, its ability to grow and fund its operations may be materially and adversely affected.

(f)
The Company has entered into several wafer fabrication or assembly and testing service arrangements with service providers. The Company may be obligated to make payments for purchase orders entered into pursuant to these arrangements. Contractual obligations resulting from above arrangements approximate $95,210 thousand and $89,179 thousand as of December 31, 2015 and 2016, respectively.

(g)
The Company is involved in various claims arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company’s consolidated financial position, results of operations, or liquidity. As of December 31, 2016, management is not aware of any pending litigation against the Company.